LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.02%
INVESTMENT COMPANIES–85.02%
Equity Funds–38.09%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,277,251	$43,692,316
LVIP SSGA S&P 500 Index Fund	5,433,720	162,919,216
LVIP SSGA Small-Cap Index Fund	933,256	31,263,144
		237,874,676
Fixed Income Fund–24.87%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	14,911,143	155,299,550
		155,299,550
International Equity Fund–22.06%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,766,289	137,795,015
		137,795,015
Total Affiliated Investments (Cost $373,647,135)		530,969,241

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.01%
INVESTMENT COMPANIES–15.01%
Fixed Income Fund–4.97%
Schwab US TIPS ETF	579,517	$31,079,497
		31,079,497
International Equity Fund–10.04%
iShares Core MSCI Emerging Markets ETF	1,092,091	62,696,944
		62,696,944
Total Unaffiliated Investments (Cost $80,249,644)		93,776,441

TOTAL INVESTMENTS–100.03% (Cost $453,896,779)	624,745,682
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(199,446)
NET ASSETS APPLICABLE TO 33,825,279 SHARES OUTSTANDING–100.00%	$624,546,236

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderately Aggressive Index Allocation Fund–1

LVIP SSGA Moderately Aggressive Index Allocation Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.02%@
Equity Funds-38.09%@
✧✧LVIP SSGA Mid-Cap Index Fund	$38,961,879	$4,741,979	$3,408,233	$183,429	$3,213,262	$43,692,316	3,277,251	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	144,832,326	16,691,425	18,131,272	3,550,370	15,976,367	162,919,216	5,433,720	—	—
✧✧LVIP SSGA Small-Cap Index Fund	27,935,698	3,681,503	2,616,259	28,781	2,233,421	31,263,144	933,256	—	—
Fixed Income Fund-24.87%@
✧✧LVIP SSGA Bond Index Fund	139,909,950	15,422,973	6,155,366	(1,134,193)	7,256,186	155,299,550	14,911,143	—	—
International Equity Fund-22.06%@
✧✧LVIP SSGA International Index Fund	124,407,378	6,794,362	8,195,150	284,221	14,504,204	137,795,015	11,766,289	—	—
Total	$476,047,231	$47,332,242	$38,506,280	$2,912,608	$43,183,440	$530,969,241		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund–2